COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2013 Lease obligations [Member]	Dec. 31, 2012 Lease obligations [Member]	Mar. 31, 2007 Columbus Project [Member]	Mar. 31, 2007 Red Mountain Project [Member]	Jun. 30, 2011 Standby Letters of Credit [Member]	Apr. 30, 2012 Consultant Bonus [Member]	Dec. 31, 2013 Registration Payment Arrangement, Arrangement [Domain] [Member]	Nov. 30, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member]	Nov. 30, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member] Maximum [Member]
Operating Leases, Rent Expense	$ 72,361	$ 71,700
Payments For Rent Increase	4.00%
Payment For Operating Expenses	748
Net Smelter Return Royalty Percentage			5.00%	5.00%
Stand By Letter Of Credit Value					175,000
Certificates of Deposit, at Carrying Value					175,000
Required to pay of the total value of the letter of credit					2.00%
Contingent Consultant Bonus Cash Value						400,000
Contingent Consultant Bonus Number of Warrants						3,000,000
Contingent Consultant Bonus Exercise Price Of Warrants						0.90
Registration Payment Arrangement Cash Penalties of Subscription Proceeds								1.00%	6.00%
Registration Payment Arrangement, Maximum potential penalty							$ 5,757		$ 346,979